American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2023

Global Real Estate Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 5.7%
Goodman Group	1,313,598	18,736,602
Scentre Group	4,999,222	10,847,343
Vicinity Ltd.	5,175,497	7,571,961
		37,155,906
Canada — 1.4%
Canadian Apartment Properties REIT	229,575	8,489,039
Tricon Residential, Inc. (Toronto)	79,212	687,609
		9,176,648
China — 1.1%
H World Group Ltd., ADR	156,074	7,410,394
Germany — 1.5%
Vonovia SE	342,842	9,684,568
Hong Kong — 4.8%
Hang Lung Properties Ltd.	1,609,000	3,033,842
Link REIT	2,212,500	17,709,647
Sands China Ltd.(1)	2,039,600	7,648,674
Wharf Real Estate Investment Co. Ltd.	515,000	2,948,201
		31,340,364
Japan — 4.3%
Comforia Residential REIT, Inc.(2)	1,715	3,810,644
Invincible Investment Corp.	20,695	8,825,823
Japan Hotel REIT Investment Corp.	10,804	6,846,345
Orix JREIT, Inc.	3,419	4,704,076
Tokyu Fudosan Holdings Corp.	706,600	3,585,452
		27,772,340
Singapore — 3.2%
CapitaLand China Trust	2,735,600	2,608,550
CapitaLand Integrated Commercial Trust	6,011,200	9,835,125
Capitaland Investment Ltd.	2,724,000	8,252,658
		20,696,333
Spain — 1.0%
Cellnex Telecom SA(1)	165,454	6,483,809
Sweden — 0.6%
Samhallsbyggnadsbolaget i Norden AB(2)	1,999,336	3,652,571
United Kingdom — 5.3%
Assura PLC	5,915,470	4,071,449
Big Yellow Group PLC	384,939	5,741,441
Land Securities Group PLC	1,533,654	13,436,045
Segro PLC	1,103,676	11,360,788
		34,609,723
United States — 70.6%
AGNC Investment Corp.(2)	943,774	10,947,778
Agree Realty Corp.	96,154	7,175,973
Alexandria Real Estate Equities, Inc.	71,637	11,514,931
American Homes 4 Rent, Class A	226,918	7,781,018
Brixmor Property Group, Inc.	312,749	7,358,984
Corporate Office Properties Trust	194,707	5,465,425
Digital Realty Trust, Inc.	115,442	13,231,962

Equinix, Inc.	50,736	37,449,764
Equity LifeStyle Properties, Inc.	76,365	5,481,480
Essential Properties Realty Trust, Inc.	514,570	13,111,244
Gaming & Leisure Properties, Inc.	302,177	16,184,600
Healthpeak Properties, Inc.	354,910	9,752,927
Host Hotels & Resorts, Inc.	577,196	10,880,145
Hyatt Hotels Corp., Class A(1)	57,984	6,327,214
IHS Holding Ltd.(1)	485,521	3,728,801
Iron Mountain, Inc.	284,822	15,545,585
Kite Realty Group Trust	495,988	10,762,940
Mid-America Apartment Communities, Inc.	96,080	16,018,458
NETSTREIT Corp.(2)	183,684	3,697,559
Prologis, Inc.	567,923	73,421,085
Public Storage	111,204	33,843,825
Realty Income Corp.	321,278	21,792,287
Rexford Industrial Realty, Inc.	229,976	14,596,577
Sabra Health Care REIT, Inc.	369,735	4,991,422
Simon Property Group, Inc.	182,082	23,390,254
Sun Communities, Inc.	79,996	12,548,173
UDR, Inc.	594,973	25,339,900
Ventas, Inc.	475,036	24,611,615
Welltower, Inc.	173,960	13,053,958
		460,005,884
TOTAL COMMON STOCKS (Cost $572,456,622)		647,988,540
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,579	4,579
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,035,507	2,035,507
		2,040,086
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $836,135), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $819,686)		819,589
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/26, valued at $2,638,780), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $2,587,308)		2,587,000
		3,406,589
TOTAL SHORT-TERM INVESTMENTS (Cost $5,446,676)		5,446,675
TOTAL INVESTMENT SECURITIES—100.3% (Cost $577,903,298)		653,435,215
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,155,576)
TOTAL NET ASSETS — 100.0%		$651,279,639

SECTOR ALLOCATION
(as a % of net assets)
Retail	20.8%
Industrial	18.1%
Residential	13.8%
Health Care	8.7%
Data Centers	7.8%
Lodging/Resorts	7.4%
Diversified	6.1%
Self Storage	6.1%
Specialty	4.9%
Office	2.6%
Home Financing	1.7%
Infrastructure REITs	1.5%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,320,211. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,707,360, which includes securities collateral of $6,671,853.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$37,155,906	—
Canada	—	9,176,648	—
Germany	—	9,684,568	—
Hong Kong	—	31,340,364	—
Japan	—	27,772,340	—
Singapore	—	20,696,333	—
Spain	—	6,483,809	—
Sweden	—	3,652,571	—
United Kingdom	—	34,609,723	—
Other Countries	$467,416,278	—	—
Short-Term Investments	2,040,086	3,406,589	—
	$469,456,364	$183,978,851	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.